iShares
®
MSCI Italy ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .9%
Leonardo SpA ........................... 474,268 $ 25,994,418
a
Automobiles  —  9 .9%
Ferrari N.V. ............................. 102,454 40,246,252
Stellantis N.V. ........................... 2,411,708 25,814,934
66,061,186
a
Banks  —  39 .1%
Banca Monte dei Paschi di Siena SpA ........... 2,108,103 19,944,313
Banco BPM SpA ......................... 1,403,713 20,231,843
BPER Banca SpA ........................ 1,803,416 21,732,504
FinecoBank Banca Fineco SpA ............... 773,815 19,034,334
Intesa Sanpaolo SpA ...................... 12,883,768 83,576,884
UniCredit SpA ........................... 1,287,826 95,869,219
260,389,097
a
Beverages  —  1 .1%
Davide Campari-Milano N.V. ................. 1,057,101 7,216,251
a
Construction Materials  —  0 .6%
Buzzi SpA .............................. 63,197 3,898,000
a
Diversified Telecommunication Services  —  2 .4%
Infrastrutture Wireless Italiane SpA
(a)
............ 662,788 6,069,804
Telecom Italia SpA
(b)
....................... 18,118,984 10,215,329
16,285,133
a
Electric Utilities  —  14 .0%
Enel SpA .............................. 7,191,990 74,322,240
Terna - Rete Elettrica Nazionale ............... 1,792,823 18,906,371
93,228,611
a
Electrical Equipment  —  4 .6%
Prysmian SpA ........................... 308,421 30,953,596
a
Energy Equipment & Services  —  1 .7%
Tenaris SA ............................. 560,935 11,284,775
a
Financial Services  —  4 .2%
Banca Mediolanum SpA .................... 390,981 8,377,885
Nexi SpA
(a)
............................. 1,080,619 5,053,302
Security Shares Value
a
Financial Services (continued)
Poste Italiane SpA
(a)
....................... 615,165 $ 14,725,178
28,156,365
a
Gas Utilities  —  2 .6%
Snam SpA ............................. 2,625,713 17,469,255
a
Insurance  —  6 .5%
Generali ............................... 787,012 31,240,775
Unipol Assicurazioni SpA .................... 522,582 12,001,853
43,242,628
a
Oil, Gas & Consumable Fuels  —  4 .5%
Eni SpA ............................... 1,620,491 30,300,769
a
Pharmaceuticals  —  1 .6%
Recordati Industria Chimica e Farmaceutica SpA ... 176,590 10,442,700
a
Textiles, Apparel & Luxury Goods  —  3 .0%
Moncler SpA ............................ 293,550 19,839,558
a
Total Long-Term Investments — 99.7%
(Cost: $ 606,925,494 ) ................................ 664,762,342
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 439,047 439,047
a
Total Short-Term Securities — 0.1%
(Cost: $ 439,047 ) ................................... 439,047
Total Investments — 99.8%
(Cost: $ 607,364,541 ) ................................ 665,201,389
Other Assets Less Liabilities — 0 .2% ..................... 1,652,431
Net Assets — 100.0% ................................. $ 666,853,820
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ —  $ —  $ (2,138)
(b)
$ 2,138  $ —  $ —  —  $ 11,683
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 347,098  91,949
(b)
—  —  —  439,047  439,047  2,295  —
$ 2,138  $ —
$ 439,047
$ 13,978  $ —

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Italy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE/MIB Index ...................................................................... 8 12/19/25 $ 2,015 $ 46,959
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 664,762,342  $ —  $ 664,762,342
Short-Term Securities
Money Market Funds ...................................... 439,047  —  —  439,047
$ 439,047  $ 664,762,342  $ —  $ 665,201,389
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 46,959  $ —  $ —  $ 46,959
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.